Document and Entity Information	Mar. 20, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	PARSONS CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-07782
Entity Tax Identification Number	95-3232481
Entity Address Address Line 1	14291 Park Meadow Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Chantilly
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20151
City Area Code	703
Local Phone Number	988-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	PSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000275880
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	5875 Trinity Parkway
Entity Address Address Line 2	#300
Entity Address City Or Town	Centreville
Entity Address State Or Province	VA
Entity Address Postal Zip Code	21120